Net Loss Per Share - Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders [Abstract]
Net loss	R$ (17,742)	R$ (60,131)
Weighted average shares outstanding-basic	10,866,025	9,225,784
Weighted average shares outstanding-diluted	10,866,025	9,225,784
Net loss per ordinary share — basic	R$ (1.63)	R$ (6.52)
Net loss per ordinary share — diluted	R$ (1.63)	R$ (6.52)